Consolidated Proforma Unaudited Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Proforma Unaudited Financial Statements
Summary of unaudited pro forma financial information

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2023	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$8,293	$430	$—	$8,723
Cost of Sales	5,880	680	—	6,560
Operating expenses	4,284	1,670	—	5,954
Other income (expense)	807	527	—	1,334
Income tax benefit	7	—	—	7
Net gain attributable to non-controlling interest	14	—	—	14
Net loss attributable to common stockholders	$(1,070)	$(1,394)	$—	$(2,464)

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2022	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$7,244	$1,436	$—	$8,680
Cost of Sales	4,751	1,036	—	5,787
Operating expenses	2,984	1,555	—	4,539
Other income (expense)	(19)	(17)	—	(36)
Income tax provision	—	—	—	—
Net loss attributable to non-controlling interest	(13)	—	—	(13)
Deemed dividend on Series E preferred stock	—	(2)		(2)
Net loss attributable to common stockholders	$(497)	$(1,174)	$—	$(1,671)

Proforma, unaudited (In thousands)	Gresham	Giga-tronics	Proforma	Proforma
Year ended December 31, 2022	Worldwide, Inc.		Adjustments	Unaudited
Net Sales	$28,825	$5,651	$—	$34,476
Cost of Sales	20,227	5,151	—	25,378
Operating expenses	12,136	18,426	—	30,562
Other expense	987	1,276	—	2,263
Income tax benefit	123	—	—	123
Net gain attributable to non-controlling interest	680	—		680
Net loss attributable to common stockholders	$(3,722)	$(19,202)	$—	$(22,924)
Basic and diluted loss per common share	$(1.27)	$(6.90)	$—	$(4.02)
Weighted average shares outstanding	2,920	2,782	—	5,702

Proforma, unaudited (In thousands)	Gresham	Giga-tronics	Proforma	Proforma
Year ended December 31, 2021	Worldwide, Inc.		Adjustments	Unaudited
Net Sales	$25,580	$10,319	$—	$35,899
Cost of Sales	17,231	6,633	—	23,864
Operating expenses	11,340	5,944	—	17,284
Other income	(321)	115	—	(206)
Income tax provision	(193)	—	—	(193)
Net loss attributable to non-controlling interest	(243)	—		(243)
Net loss attributable to common stockholders	$(3,106)	$(2,373)	$—	$(5,479)
Basic and diluted loss per common share	$(1.06)	$(0.85)	$—	$(0.96)
Weighted average shares outstanding	2,920	2,782	—	5,702